Note 8 - Property and Equipment (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Property, plant and equipment, restrictions on title		$ 0
Depreciation, property, plant and equipment	$ 788,000	$ 735,000